Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,938,689	$ 981,434
Derivative assets	9,282	17,516
Prepaid expenses and other current assets	283,600	267,941
Total current assets	6,095,453	5,644,657
Deferred tax assets	263,458	229,226
Other non-current assets	254,098	187,549
TOTAL ASSETS	11,895,760	9,037,128
Current liabilities:
Short-term borrowings	1,805,198	1,443,816
Derivative liabilities	6,702	25,359
Total current liabilities	5,864,391	5,258,768
Deferred tax liabilities	82,828	66,630
Liability for uncertain tax positions	5,701	5,730
TOTAL LIABILITIES	8,190,516	6,730,434
Equity:
Common shares - no par value: unlimited authorized shares, 64,022,678 and 64,506,055 shares issued and outstanding at December 31, 2021 and 2022, respectively	835,543	835,543
Additional paid-in capital	292,737	1,127
Retained earnings	1,549,707	1,275,520
Accumulated other comprehensive loss	(118,744)	(170,551)
Total Canadian Solar Inc. shareholders' equity	2,559,243	1,941,639
TOTAL LIABILITIES AND EQUITY	11,895,760	9,037,128
Related Party [Member]
Current assets:
Amounts due from subsidiaries	40,582	48,614
Current liabilities:
Other current liabilities	511	89
Nonrelated Party [Member]
Current liabilities:
Other current liabilities	587,827	293,012
Parent Company | Reportable legal entities
Current assets:
Cash and cash equivalents	642	15,661
Prepaid expenses and other current assets	14,812	13,218
Total current assets	355,263	611,564
Investment in subsidiaries	2,561,797	2,158,474
Investments in affiliates	11,745	11,745
Deferred tax assets		1,755
Other non-current assets	39,837	39,837
TOTAL ASSETS	2,968,642	2,823,375
Current liabilities:
Derivative liabilities	1,438	762
Total current liabilities	168,158	645,339
Convertible notes	227,424	225,977
Deferred tax liabilities	8,115	4,690
Liability for uncertain tax positions	5,702	5,730
TOTAL LIABILITIES	409,399	881,736
Equity:
Common shares - no par value: unlimited authorized shares, 64,022,678 and 64,506,055 shares issued and outstanding at December 31, 2021 and 2022, respectively	835,543	835,543
Additional paid-in capital	292,737	1,127
Retained earnings	1,549,707	1,275,520
Accumulated other comprehensive loss	(118,744)	(170,551)
Total Canadian Solar Inc. shareholders' equity	2,559,243	1,941,639
TOTAL LIABILITIES AND EQUITY	2,968,642	2,823,375
Parent Company | Reportable legal entities | Subsidiaries
Current assets:
Amounts due from subsidiaries	339,809	582,685
Current liabilities:
Other current liabilities	157,821	640,055
Parent Company | Reportable legal entities | Nonrelated Party [Member]
Current liabilities:
Other current liabilities	$ 8,899	$ 4,522